New Market Tax Credit Entities - Additional Information (Detail) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2010		Dec. 29, 2010	Jun. 30, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Renewable Energy project amount	$ 43,000,000		$ 43,000,000
Maximum percentage of qualified investments in the equity of CDEs eligible for tax credits	39.00%		39.00%
Long-term debt	1,172,736,000			1,226,788,000	1,201,077,000
Restricted cash	27,399,000			4,120,000	3,560,000
Amount contributed to the Investment Fund	7,821,000				7,923,000
Long-term debt	1,172,736,000	[1]		1,226,788,000 [1]	1,201,077,000 [1]
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest Rate	6.50%
Original maturity date				Dec. 29, 2040
Amount contributed to the Investment Fund	9,000,000		9,000,000
Put option anticipated exercise date			2017-12	2017-12
Tax credit, recapture percentage			100.00%	100.00%
Tax credit, recapture period			7 years	7 years
Long-term debt	23,300,000
Chase NMTC Verso Investment Fund, LLC | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Long-term debt	23,305,000		23,305,000	23,305,000	23,305,000
Interest Rate			6.50%	6.50%	6.50%
Original maturity date	Dec. 29, 2040		Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040
Verso Quinnesec REP Limited Liability Company
Variable Interest Entity [Line Items]
Restricted cash	$ 25,000,000				$ 300,000

[1]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.